15. STOCK OPTIONS AND WARRANTS (Details 1) (USD $)	Dec. 31, 2012	Dec. 31, 2011
Stock Option [Member]
Exercise Price	$ 0.24	$ 0.24
Weighted Average	1 year 0 months 2 days	9 years 9 months 0 days
Beginning Balance Outstanding	149,667	176,667
Ending Balance Exercisable	103,667
Stock Option 1
Exercise Price	$ 0.30
Weighted Average	0 years 9 months 29 days
Beginning Balance Outstanding	80,000
Ending Balance Exercisable	35,833
Stock Option 2
Exercise Price	$ 0.51
Weighted Average	7 years 4 months 24 days
Beginning Balance Outstanding	978,333
Ending Balance Exercisable	411,666
Stock Option 3
Exercise Price	$ 30.24
Weighted Average	0 years 0 months 7 days
Beginning Balance Outstanding	5,953
Ending Balance Exercisable	5,953
Stock Option 4
Exercise Price	$ 33.60
Weighted Average	0 years
Beginning Balance Outstanding	2,247
Ending Balance Exercisable	2,247
Stock Option 5
Exercise Price	$ 67.20
Weighted Average	0 years
Beginning Balance Outstanding	893
Ending Balance Exercisable	893
Stock Option 6
Exercise Price	$ 127.68
Weighted Average	0 years
Beginning Balance Outstanding	36
Ending Balance Exercisable	36
Stock Option 7
Exercise Price	$ 134.40
Weighted Average	0 years
Beginning Balance Outstanding	298
Ending Balance Exercisable	298
Stock Option 8
Exercise Price	$ 204.96
Weighted Average	0 years
Beginning Balance Outstanding	36
Ending Balance Exercisable	36
Stock Option 9
Exercise Price	$ 268.80
Weighted Average	0 years
Beginning Balance Outstanding	743
Ending Balance Exercisable	733
Stock Option 10
Weighted Average	9 years 3 months 25 days
Beginning Balance Outstanding	1,218,206
Ending Balance Exercisable	561,372
Stock Option 10 | Maximum [Member]
Exercise Price	$ 268.80
Stock Option 10 | Minimum [Member]
Exercise Price	$ 0.24